UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHP

Nuveen Quality Preferred Income Fund 3
Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 135.8% (98.1% of Total Investments)

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 46.3% (33.4% of Total Investments)

	Banks – 11.8%

12,300	AgriBank FCB, (3)	6.875%	BBB+	$1,286,888
52,285	Citigroup Capital XIII	6.704%	BBB–	1,328,039
20,000	Citigroup Inc.	7.125%	BB+	551,400
68,453	Citigroup Inc.	6.875%	BB+	1,885,196
20,817	Citigroup Inc.	5.800%	BB+	522,299
19,300	City National Corporation	5.500%	Baa2	477,096
59,100	Countrywide Capital Trust IV	6.750%	BBB–	1,521,825
12,000	FirstMerit Corporation	5.875%	Baa2	301,920
59,300	General Electric Capital Corporation	4.875%	AA+	1,519,859
10,565	General Electric Capital Corporation	4.700%	AA+	268,351
25,000	HSBC Holdings PLC	8.000%	Baa1	650,000
20,000	HSBC USA Inc.	6.500%	BBB+	512,400
239,500	ING Groep N.V.	7.050%	Baa3	6,303,640
10,000	ING Groep N.V.	6.125%	Baa3	255,300
48,500	JPMorgan Chase & Company	6.700%	BBB–	1,309,500
4,133	Merrill Lynch Capital Trust I	6.450%	BBB–	106,425
2,800	Merrill Lynch Capital Trust II	6.450%	BBB–	72,072
13,420	Merrill Lynch Capital Trust III	7.375%	BBB–	351,738
211,700	PNC Financial Services	6.125%	Baa2	5,895,844
49,500	Royal Bank of Scotland Group PLC	5.750%	B+	1,222,155
	Total Banks			26,341,947

	Capital Markets – 4.3%

40,000	Charles Schwab Corporation	6.000%	BBB	1,036,400
265,363	Deutsche Bank Capital Funding Trust II	6.550%	BB+	6,851,673
42,000	Goldman Sachs Group, Inc.	5.500%	Ba1	1,045,380
9,600	State Street Corporation	5.900%	Baa1	255,552
21,400	State Street Corporation	5.250%	Baa1	547,412
	Total Capital Markets			9,736,417

	Consumer Finance – 0.0%

1,100	Capital One Financial Corporation	6.000%	Baa3	28,193

	Diversified Telecommunication Services – 3.4%

26,409	Qwest Corporation	7.500%	BBB–	691,916
75,942	Qwest Corporation	7.375%	BBB–	1,960,063
72,881	Qwest Corporation	7.000%	BBB–	1,903,652
19,554	Qwest Corporation	7.000%	BBB–	516,421
22,600	Qwest Corporation	6.875%	BBB–	583,080
10,000	Qwest Corporation	6.625%	Baa3	250,900
11,900	Qwest Corporation	6.125%	BBB–	296,072
54,100	Verizon Communications Inc.	5.900%	A–	1,439,060
	Total Diversified Telecommunication Services			7,641,164

	Electric Utilities – 2.8%

40,000	Alabama Power Company, (3)	6.450%	A3	1,063,752
2,010	Duke Energy Capital Trust II	5.125%	Baa1	50,813
10,000	Entergy Arkansas Inc.	5.750%	A–	252,500
9,389	Entergy Louisiana LLC	5.250%	A2	239,513
16,800	Entergy Louisiana LLC	4.700%	A2	404,880
5,000	Entergy Mississippi Inc.	6.000%	A–	128,000
27,800	Interstate Power and Light Company	5.100%	BBB	715,850
25,000	NextEra Energy Inc.	5.700%	BBB	646,000
106,281	NextEra Energy Inc.	5.625%	BBB	2,696,349
500	NextEra Energy Inc.	5.125%	BBB	12,225
	Total Electric Utilities			6,209,882

Nuveen Investments	1

JHP	Nuveen Quality Preferred Income Fund 3
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	Food Products – 0.6%

10,400	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	$1,109,226
3,500	Dairy Farmers of America Inc., 144A, (3)	7.785%	Baa3	355,797
	Total Food Products			1,465,023

	Insurance – 14.0%

319,390	Aegon N.V.	6.375%	Baa1	8,176,383
87,863	Aflac Inc.	5.500%	Baa1	2,244,021
31,300	Allstate Corporation	6.625%	BBB–	851,047
71,000	Allstate Corporation	5.100%	Baa1	1,826,830
43,900	American Financial Group	6.250%	Baa2	1,176,081
36,700	Arch Capital Group Limited	6.750%	BBB+	985,762
11,500	Aspen Insurance Holdings Limited	7.250%	BBB–	306,590
51,683	Aspen Insurance Holdings Limited	5.950%	BBB–	1,317,400
47,000	Axis Capital Holdings Limited	6.875%	BBB	1,270,880
94,156	Axis Capital Holdings Limited	5.500%	BBB	2,353,900
90,100	Delphi Financial Group, Inc., (3)	7.376%	BB+	2,218,713
84,800	Hartford Financial Services Group Inc.	7.875%	BBB–	2,611,840
4,400	Protective Life Corporation	6.000%	BBB	113,168
63,344	Prudential PLC	6.750%	A–	1,661,513
32,000	Reinsurance Group of America Inc.	6.200%	BBB	927,360
77,239	RenaissanceRe Holdings Limited	5.375%	BBB+	1,918,617
26,026	Torchmark Corporation	5.875%	BBB+	666,266
25,104	W.R. Berkley Corporation	5.625%	BBB–	625,592
	Total Insurance			31,251,963

	Machinery – 0.9%

79,873	Stanley Black and Decker Inc.	5.750%	BBB+	2,083,887

	Media – 0.1%

5,297	Comcast Corporation	5.000%	A–	139,629

	Multi-Utilities – 0.2%

16,340	DTE Energy Company	5.250%	Baa1	401,310

	Real Estate Investment Trust – 6.0%

50,000	DDR Corporation	6.250%	Baa3	1,289,000
26,000	Digital Realty Trust Inc.	7.375%	Baa3	713,700
2,346	Digital Realty Trust Inc.	5.875%	Baa3	56,984
54,287	Hospitality Properties Trust	7.125%	Baa3	1,430,462
31,800	Kimco Realty Corporation	5.625%	Baa2	800,406
109,199	PS Business Parks, Inc.	6.000%	BBB	2,831,530
7,533	Public Storage, Inc.	5.750%	A3	193,673
13,600	Public Storage, Inc.	5.200%	A3	336,056
28,000	Public Storage, Inc., (4)	6.000%	A3	736,120
67,300	Public Storage, Inc., (4)	5.200%	A3	1,671,059
117,100	Realty Income Corporation	6.625%	Baa2	3,106,663
8,422	Ventas Realty LP	5.450%	BBB+	222,678
	Total Real Estate Investment Trust			13,388,331

	U.S. Agency – 0.9%

20,000	Farm Credit Bank of Texas, 144A, (3)	6.750%	Baa1	2,103,126

	Wireless Telecommunication Services – 1.3%

70,400	Telephone and Data Systems Inc.	7.000%	BB+	1,802,240
31,000	Telephone and Data Systems Inc.	6.875%	BB+	792,360
765	United States Cellular Corporation	7.250%	Ba1	19,599
10,591	United States Cellular Corporation	6.950%	Ba1	270,176
	Total Wireless Telecommunication Services			2,884,375
	Total $25 Par (or similar) Retail Preferred (cost $97,029,375)			103,675,247

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 7.6% (5.5% of Total Investments)

	Banks – 5.0%

$1,400	Barclays Bank PLC	7.750%	4/10/23	BBB–	$1,520,750
250	Den Norske Bank	0.625%	2/18/35	Baa2	154,375
250	Den Norske Bank	0.482%	2/24/37	Baa2	154,375
1,300	ING Groep N.V.	6.500%	10/16/65	Ba1	1,250,438
5,000	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	5,425,000
2,000	JPMorgan Chase & Company	5.300%	11/01/65	BBB–	2,006,000
600	Nordea Bank AB, 144A	5.500%	9/23/49	BBB	589,200
10,800	Total Banks				11,100,138

	Capital Markets – 0.4%

910	Macquarie Bank Limited, Reg S	10.250%	6/20/57	BB+	970,279

	Construction & Engineering – 0.3%

600	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	627,001

	Insurance – 1.9%

700	AIG Life Holdings Inc., 144A	7.570%	12/01/45	BBB	913,500
2,750	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB+	3,446,886
3,450	Total Insurance				4,360,386
$15,760	Total Corporate Bonds (cost $16,356,716)				17,057,804

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 80.7% (58.3 of Total Investments)

	Banks – 37.5%

1,400	Banco Bilbao Vizcaya Argentaria S.A, Reg S	9.000%	N/A (5)	BB	$1,508,570
8,150	Bank of America Corporation	8.000%	N/A (5)	BB+	8,497,190
2,800	Barclays PLC	8.250%	N/A (5)	BB+	2,981,174
5,060	Barclays PLC	7.434%	N/A (5)	BB+	4,993,309
2,400	Chase Capital Trust II, Series B	0.725%	2/01/27	Baa2	2,052,000
500	Citigroup Capital III	7.625%	12/01/36	BBB–	620,615
1,000	Citigroup Inc.	5.950%	N/A (5)	BB+	992,500
1,000	Citizens Financial Group Inc., 144A	5.500%	N/A (5)	BB+	982,500
500	Credit Agricole SA, 144A	7.875%	N/A (5)	BB+	513,062
3,000	First Chicago NBD Institutional Capital I	0.790%	2/01/27	Baa2	2,565,000
8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	Baa1	11,181,965
6,500	General Electric Capital Corporation, (4)	7.125%	N/A (5)	Baa1	7,637,500
1,600	General Electric Capital Corporation	6.250%	N/A (5)	Baa1	1,783,360
2,400	Groupe BCPE	3.300%	N/A (5)	BBB–	1,956,000
1,500	HSBC Bank PLC	0.688%	N/A (5)	A3	870,000
1,500	HSBC Bank PLC	0.600%	N/A (5)	A3	886,500
2,800	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	Baa1	4,228,000
800	JPMorgan Chase & Company	5.150%	N/A (5)	BBB–	770,000
1,800	JPMorgan Chase Capital XXIII	1.324%	5/15/47	Baa2	1,336,500
1,100	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB+	1,168,750
600	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (5)	Ba1	672,000
2,500	Lloyd’s Banking Group PLC, 144A	6.413%	N/A (5)	Ba1	2,787,500
1,100	M&T Bank Corporation	6.375%	N/A (5)	Baa1	1,135,406
4,500	M&T Bank Corporation	6.875%	N/A (5)	Baa2	4,519,688
300	Nordea Bank AB, 144A	6.125%	N/A (5)	BBB	296,250
2,000	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	2,155,420
875	Royal Bank of Scotland Group PLC	8.000%	N/A (5)	BB–	914,375
875	Royal Bank of Scotland Group PLC	7.500%	N/A (5)	BB–	905,625
4,300	Societe Generale, 144A	8.000%	N/A (5)	BB+	4,344,376
500	Societe Generale, 144A	7.875%	N/A (5)	BB+	501,565

Nuveen Investments	3

JHP	Nuveen Quality Preferred Income Fund 3
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)

1,200	Societe Generale, 144A	1.074%	N/A (5)	BB+	$1,104,000
300	Societe Generale, Reg S	7.875%	N/A (5)	BB+	300,939
4,800	Standard Chartered PLC, 144A	7.014%	N/A (5)	Baa2	5,184,000
1,500	Wells Fargo & Company	7.980%	N/A (5)	BBB	1,597,500
	Total Banks				83,943,139

	Capital Markets – 4.3%

2,100	Charles Schwab Corporation	7.000%	N/A (5)	BBB	2,441,250
2,200	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB+	2,322,517
1,700	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB–	1,762,778
250	Goldman Sachs Group Inc.	5.700%	N/A (5)	Ba1	253,438
800	Macquarie PMI LLC, Reg S	8.375%	N/A (5)	Ba1	801,860
2,000	Morgan Stanley	5.550%	N/A (5)	Ba1	1,997,500
	Total Capital Markets				9,579,343

	Diversified Financial Services – 1.7%

500	BNP Paribas, 144A	7.375%	N/A (5)	BBB–	517,500
2,200	Rabobank Nederland, 144A	11.000%	N/A (5)	Baa2	2,736,250
500	Voya Financial Inc.	5.650%	5/15/53	Baa3	506,250
	Total Diversified Financial Services				3,760,000

	Electric Utilities – 1.5%

3,000	Electricite de France, 144A	5.250%	N/A (5)	Baa1	2,985,000
450	FPL Group Capital Inc.	6.650%	6/15/67	BBB	363,656
	Total Electric Utilities				3,348,656

	Insurance – 29.1%

2,100	Ace Capital Trust II	9.700%	4/01/30	BBB+	3,071,250
2,400	AG Insurance SA/NV, Reg S	6.750%	N/A (5)	BBB+	2,584,800
800	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	1,060,000
700	Allstate Corporation	5.750%	8/15/53	Baa1	728,875
3,200	American International Group, Inc.	8.175%	5/15/58	BBB	4,224,000
1,200	AXA SA	8.600%	12/15/30	A3	1,643,256
4,300	AXA SA, 144A	6.380%	N/A (5)	Baa1	4,617,124
3,300	Catlin Insurance Company Limited, 144A	7.249%	N/A (5)	BBB+	2,829,750
1,250	Dai-Ichi Life Insurance Company Ltd, 144A	7.250%	N/A (5)	A–	1,465,625
400	Dai-Ichi Life Insurance Company Ltd, 144A	5.100%	N/A (5)	A–	416,500
1,850	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A–	1,861,563
800	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	938,000
3,200	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	3,968,000
5,500	National Financial Services Inc.	6.750%	5/15/37	Baa2	5,637,500
300	Nippon Life Insurance Company, 144A	5.100%	10/16/44	A–	312,750
818	Oil Insurance Limited, 144A	3.309%	N/A (5)	Baa1	719,840
4,100	Prudential Financial Inc.	5.625%	6/15/43	BBB+	4,290,650
305	Prudential Financial Inc.	8.875%	6/15/38	BBB+	347,892
2,300	Prudential PLC, Reg S	7.750%	N/A (5)	A–	2,389,240
3,800	Prudential PLC, Reg S	6.500%	N/A (5)	A–	3,847,500
5,800	QBE Cap Funding III Limited, 144A	7.250%	5/24/41	BBB	6,423,500
4,000	Sompo Japan Insurance, 144A	5.325%	3/28/73	A–	4,240,000
1,000	Sumitomo Life Insurance Company, 144A	4.000%	9/20/73	A3	1,126,020
2,200	Swiss Re Capital I, 144A	6.854%	N/A (5)	A	2,231,350
300	Swiss Re Capital I, Reg S	6.854%	N/A (5)	A	304,275
2,000	XLIT Limited	3.687%	N/A (5)	BBB–	1,650,000
2,154	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	2,202,465
	Total Insurance				65,131,725

4	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Machinery – 0.5%

1,050	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	$1,110,375

	Multi-Utilities – 0.5%

500	Dominion Resources Inc.	7.500%	6/30/66	BBB	447,500
900	Dominion Resources Inc.	2.625%	9/30/66	BBB	702,253
	Total Multi-Utilities				1,149,753

	Road & Rail – 1.6%

3,185	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	3,570,385

	Wireless Telecommunication Services – 4.0%

7,260	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB–	8,966,100
	Total $1,000 Par (or similar) Institutional Preferred (cost $168,920,846)				180,559,476

Shares	Description (1), (6)				Value

	INVESTMENT COMPANIES – 1.2% (0.9% of Total Investments)

113,786	Blackrock Credit Allocation Income Trust IV				$1,425,738
75,864	John Hancock Preferred Income Fund III				1,302,585
	Total Investment Companies (cost $4,039,915)				2,728,323
	Total Long-Term Investments (cost $286,346,852)				304,020,850

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.6% (1.9% of Total Investments)

	REPURCHASE AGREEMENTS – 2.6% (1.9% of Total Investments)

$5,854	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $5,853,743, collateralized by $6,025,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $5,972,281	0.000%	11/02/15		$5,853,743
	Total Short-Term Investments (cost $5,853,743)				5,853,743
	Total Investments (cost $292,200,595) – 138.4%				309,874,593
	Borrowings – (39.7)% (7), (8)				(89,000,000)
	Other Assets Less Liabilities – 1.3% (9)				3,028,732
	Net Assets Applicable to Common Shares – 100%				$223,903,325

Investments in Derivatives as of October 31, 2015

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (10)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$25,638,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	12/01/15	12/01/20	$(517,475)
JPMorgan	25,638,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	12/01/15	12/01/22	(807,521)
	$51,276,000							$(1,324,996)

Nuveen Investments	5

JHP	Nuveen Quality Preferred Income Fund 3
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$95,537,745	$8,137,502	$—	$103,675,247
Corporate Bonds	—	17,057,804	—	17,057,804
$1,000 Par (or similar) Institutional Preferred	—	180,559,476	—	180,559,476
Investment Companies	2,728,323	—	—	2,728,323

Short-Term Investments:
Repurchase Agreements	—	5,853,743	—	5,853,743

Investments in Derivatives:
Interest Rate Swaps*	—	(1,324,996)	—	(1,324,996)
Total	$98,266,068	$210,283,529	$—	$308,549,597
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2015, the cost of investments (excluding investments in derivatives) was $294,182,489.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$20,694,111
Depreciation	(5,002,007)
Net unrealized appreciation (depreciation) of investments	$15,692,104

6	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Perpetual security. Maturity date is not applicable.

(6)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(7)	Borrowings as a percentage of Total Investments is 28.7%.

(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings. As of the end of the reporting period, investments with a value of $179,794,127 have been pledged as collateral for borrowings.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

Nuveen Investments	7

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 3

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2015